ASSET RETIREMENT OBLIGATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Asset Retirement Obligation Disclosure [Abstract]
Schedule of Asset Retirement Obligations
The following table summarizes activity in the Company’s ARO:

	June 30, 2018	June 30, 2017
	(Unaudited)	(Unaudited)
Balance, beginning of period	$963,303	$895,085
Accretion expense	17,627	9,632
Reclamation obligations settled	-	-
Additions and changes in estimates	-	-
Balance, end of period	$980,930	$904,717

The following table summarizes activity in the Company’s ARO:

	December 31, 2017	December 31, 2016

Balance, beginning of period	$895,085	$783,539
Accretion expense	38,529	38,923
Reclamation obligations settled	-	-
Additions and changes in estimates	29,689	72,623
Balance, end of period	$963,303	$895,085